Financial Instruments (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Financial Instruments
Payment transactions	[1]	R$ 50,980,629	R$ 38,241,934
Other financial liabilities	[2]	629,776	525,222
Total		R$ 51,610,405	R$ 38,767,156

[1]	Refers mainly to payment transactions with Santander Brazil (related party) in the amount of R$ 18,858,043 on December 31, 2021 and R$ 17,474,617 on December 31, 2020 (further details note 11) and commercial establishments.
[2]	Amounts to be paid as an interchange fee and amounts that are under analysis for approval of settlement.